SCHEDULE OF LOSS OR INCOME BEFORE INCOME TAXES FROM CONTINUING OPERATIONS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Loss or income before income taxes from continuing operations	$ (4,197,412)	$ (9,447,972)	$ (5,883,682)
CAYMAN ISLANDS | Parent [Member]
Loss or income before income taxes from continuing operations	(1,384,127)	(6,120,978)	(7,992,466)
UNITED STATES | Mercurity Fintech Technology Holding Inc [Member]
Loss or income before income taxes from continuing operations	(2,594,153)	(2,662,392)	8,776
UNITED STATES | Chaince Securities Inc [Member]
Loss or income before income taxes from continuing operations	(100,291)	(45,346)
UNITED STATES | Chaince Securities LLC [Member]
Loss or income before income taxes from continuing operations	(30)
HONG KONG | Ucon Capital [Member]
Loss or income before income taxes from continuing operations	(23,652)	(496,006)	(1,317,169)
CHINA | Lianji Future Technology Ltd [Member]
Loss or income before income taxes from continuing operations	$ (93,360)	$ (121,212)	$ (177,053)